Submission	Jun. 25, 2025
Submission [Line Items]
Central Index Key	0001094517
Registrant Name	TOYOTA MOTOR CORP/
Registration File Number	333-288168
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES